Description of the Plan (Tables) - EBP 001	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan [Line Items]
Schedule of Plan Participants
As of December 31, 2025, Plan Participants may direct the investment of their account in 1% increments among any of the following investment options:

Investment Option	Investment Manager
In Retirement Fund	BlackRock Institutional Trust Co.
2030 Retirement Fund	BlackRock Institutional Trust Co.
2035 Retirement Fund	BlackRock Institutional Trust Co.
2040 Retirement Fund	BlackRock Institutional Trust Co.
2045 Retirement Fund	BlackRock Institutional Trust Co.
2050 Retirement Fund	BlackRock Institutional Trust Co.
2055 Retirement Fund	BlackRock Institutional Trust Co.
2060 Retirement Fund	BlackRock Institutional Trust Co.
2065 Retirement Fund	BlackRock Institutional Trust Co.
S&P 500 Index Fund	BlackRock Institutional Trust Co.
International Stock Fund	BlackRock Institutional Trust Co.
Mid-Cap Equity Index Fund	BlackRock Institutional Trust Co.
Small-Cap Core Fund	BlackRock Institutional Trust Co.
1-3 Year Government/Credit Bond Index Fund	BlackRock Institutional Trust Co.
Money Market Fund	BlackRock Institutional Trust Co.
Core Bond Fund	Fidelity Institutional Asset Management
Celanese Stock Fund	State Street Global Advisors

Schedule of Purchases and Sales
Trustee purchases and sales of Celanese Corporation stock for the fund are as follows:

Year Ended December 31, 2025
Number of shares purchased	145,500
Average price of shares purchased	$49.29
Number of shares sold	108,617
Average price of shares sold	$49.99